Note 12 - Capital Lease Obligations (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Capital Lease Obligation
2011	$ 51	$ 107
2012	54	42
2013	20	18
2014	20	18
2015	19	18
2016 and thereafter	69	67
Estimated future lease payments	233	270
Less amount representing interest at 6.2% to 12.0% annual	(44)	(48)
Present value of minimum lease payments	189	222
Less current portion of capital lease obligations	(73)	(105)
Long-term portion of capital lease obligations	$ 116	$ 117